Schedule of amount receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade receivables	$ 3,265	$ 283
Other miscellaneous receivables	102	29
Amount receivables	$ 3,367	$ 312